RELATED PARTIES - Assets/Liabilities (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Asset Management	$ (1,015,000,000)		$ (15,000,000)
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(378,000,000)		(91,000,000)
Loans and notes receivable	170,000,000		50,000,000
Receivables and other assets	71,000,000		59,000,000
Deposit payable to Brookfield Asset Management	(680,000,000)		(754,000,000)
Property-specific obligations	(250,000,000)		0
Loans and notes payable and other liabilities	(259,000,000)		(313,000,000)
Preferred shares held by Brookfield Asset Management	(1,015,000,000)		(15,000,000)
Brookfield Asset Management interest in Canholdco	$ (2,083,000,000)		$ 0
Deposit llimit		$ 3,000,000,000